MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                            Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

File Nos. 811-8537 and 333-146506

Commissioners:

On behalf of Protective Life and Annuity Insurance Company (“the Company”) and Variable Annuity Account A of Protective Life (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 7 to the Form N-4 registration statement for certain variable annuity contracts (“ProtectiveAccess XL NY”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to revise certain features of the Protective Income Manager rider, increase the mortality and expense risk charge, increase the fees on the Secure Pay rider, remove the “ValuPay” death benefit fee, and add an annual contract maintenance fee to Contracts issued on or after October 3, 2011.

Please find attached acceleration requests from the Company and the underwriter of the contracts, requesting an effective date of October 3, 2011 for the Post-Effective Amendment.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:                               Mr. Craig Ruckman

Ms. Elisabeth Bentzinger